Leases - Narrative (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Lessee, Lease, Description [Line Items]
Renewal term (years)	1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal term (years)	20 years
Remaining term (years)	89 years